INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jun. 30, 2020
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Schedule of revenue from contracts with customers

	06/30/2020	06/30/2019	06/30/2018

Sale of goods and services	170,574,909	159,198,516	133,048,429
Royalties	1,775,790	1,110,463	442,689
	172,350,699	160,308,979	133,491,118

Schedule of cost of sales

Item	06/30/2020	06/30/2019	06/30/2018
Inventories as of the beginning of the year	27,322,003	19,366,001	31,338,034
Adjustment of opening net book amount for the application of IAS 29	—	4,273,416	—
Purchases of the year	88,195,797	88,380,452	65,825,381
Production costs	10,998,165	11,558,513	14,002,049
Foreign currency translation	(3,601,829)	(9,291,498)	(14,704,912)
Subtotal	122,914,136	114,286,884	96,460,552
Inventories as of the end of the year	(29,338,548)	(27,322,003)	(19,366,001)
Cost of sales	93,575,588	86,964,881	77,094,551

Schedule of R&D classified by nature

	Research	Research	Research
	and	and	and
	development	development	development
	expenses	expenses	expenses
Item	06/30/2020	06/30/2019	06/30/2018

Amortization of intangible assets	1,027,340	1,106,390	943,488
Import and export expenses	17,303	16,360	21,640
Depreciation of property, plant and equipment	97,171	220,849	223,515
Employee benefits and social securities	787,931	541,025	1,435,028
Maintenance	59,219	56,395	86,112
Energy and fuel	52,614	52,919	78,570
Supplies and materials	871,930	1,175,184	844,372
Mobility and travel	70,138	48,308	87,628
Share-based incentives	—	—	30,005
Professional fees and outsourced services	94,286	69,110	121,914
Professional fees related parties	821,809	378,273	—
Office supplies	9,801	3,796	17,932
Information technology expenses	—	—	8,851
Insurance	5,353	8,593	22,006
Depreciation of leased assets	7,079	—	—
Impairment of R&D projects	269,001	—	—
Miscellaneous	4,295	12,189	29,039
Total	4,195,270	3,689,391	3,950,100

Schedule of expenses classified by nature and function

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2020
Amortization of intangible assets	—	1,122,194	1,122,194
Analysis and storage	46,620	23,851	70,471
Commissions and royalties	1,268,670	553,518	1,822,188
Import and export expenses	190,226	1,321,256	1,511,482
Depreciation of property, plant and equipment	1,170,624	742,341	1,912,965
Depreciation of leased assets	248,948	317,870	566,818
Impairment of receivables	—	1,499,298	1,499,298
Freight and haulage	541,019	3,458,525	3,999,544
Employee benefits and social securities	4,744,240	12,505,277	17,249,517
Maintenance	400,162	530,758	930,920
Energy and fuel	397,253	111,141	508,394
Supplies and materials	321,962	260,126	582,088
Mobility and travel	12,980	1,358,857	1,371,837
Publicity and advertising	—	1,718,572	1,718,572
Contingencies	—	200,525	200,525
Share-based incentives	—	3,428,029	3,428,029
Professional fees and outsourced services	575,566	2,752,852	3,328,418
Professional fees related parties	—	32,816	32,816
Office supplies	2,093	356,906	358,999
Insurance	64,019	295,206	359,225
Information technology expenses	—	917,230	917,230
Obsolescence	977,817	—	977,817
Taxes	28,724	4,656,318	4,685,042
Miscellaneous	7,242	181,562	188,804
Total	10,998,165	38,345,028	49,343,193

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2019
Amortization intangible assets	—	1,270,529	1,270,529
Analysis and storage	5,811	905	6,716
Commissions and royalties	751,972	489,301	1,241,273
Bank expenses and commissions	—	30,784	30,784
Import and export expenses	95,111	1,396,636	1,491,747
Depreciation of property, plant and equipment	1,164,810	1,064,597	2,229,407
Impairment of receivables	—	686,985	686,985
Freight and haulage	1,433,867	2,662,715	4,096,582
Employee benefits and social securities	5,313,211	12,969,653	18,282,864
Maintenance	501,699	532,648	1,034,347
Energy and fuel	568,848	195,449	764,297
Supplies and materials	275,378	214,513	489,891
Mobility and travel	12,097	1,306,067	1,318,164
Publicity and advertising	—	1,709,552	1,709,552
Contingencies	—	67,417	67,417
Professional fees and outsourced services	681,790	7,346,607	8,028,397
Professional fees related parties	—	401,005	401,005
Office supplies	31,394	352,167	383,561
Insurance	105,302	802,352	907,654
Information technology expenses	—	709,539	709,539
Obsolescence	564,873	—	564,873
Taxes	37,388	4,821,136	4,858,524
Miscellaneous	14,962	213,243	228,205
Total	11,558,513	39,243,800	50,802,313

		Selling,
		general and
	Production	administrative	Total
Item	costs	expenses	06/30/2018
Amortization intangible assets	—	1,197,988	1,197,988
Analysis and storage	1,225,756	225,462	1,451,218
Commissions and royalties	552,906	671,180	1,224,086
Bank expenses and commissions	—	51,471	51,471
Import and export expenses	131,558	725,479	857,037
Depreciation of property, plant and equipment	1,208,699	798,667	2,007,366
Impairment of receivables	—	1,259,127	1,259,127
Freight and haulage	664,984	2,251,297	2,916,281
Employee benefits and social securities	7,582,440	14,265,650	21,848,090
Maintenance	597,497	408,960	1,006,457
Energy and fuel	419,716	610,376	1,030,092
Supplies and materials	169,674	1,577	171,251
Mobility and travel	48,068	1,373,119	1,421,187
Publicity and advertising	—	2,239,505	2,239,505
Contingencies	—	84,411	84,411
Telephone and communications	—	630	630
Professional fees and outsourced services	195	2,058,787	2,058,982
Professional fees related parties	—	759,149	759,149
Office supplies	17,790	549,359	567,149
Insurance	118,610	611,129	729,739
Information technology expenses	19,057	601,955	621,012
Obsolescence	661,804	—	661,804
Taxes	105,104	4,019,515	4,124,619
Miscellaneous	478,191	498,895	977,086
Total	14,002,049	35,263,688	49,265,737

7.5.

Schedule of financial results

Financial costs	06/30/2020	06/30/2019	06/30/2018

Interests with the Parents	(1,861,774)	(1,386,288)	(118,266)
Interests	(17,535,324)	(21,397,153)	(15,442,312)
Financial commissions	(1,483,428)	(1,578,292)	(1,628,075)
	(20,880,526)	(24,361,733)	(17,188,653)

Other financial results
Exchange differences generated by assets	30,194,601	48,355,784	25,710,957
Exchange differences generated by liabilities	(50,815,215)	(66,200,973)	(49,540,369)
Changes in fair value of financial assets or liabilities and other financial results	(418,186)	406,310	67,349
Gain from cancellation of purchase option	—	6,582,849	—
Share-based payment cost of listing shares	—	(20,893,789)	—
Net gain of inflation effect on monetary items	9,216,684	14,653,335	—
	(11,822,116)	(17,096,484)	(23,762,063)